RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Personnel Compensation
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Short-term employee benefits	9	9	8
Directors' fees	1	1	1
Share-based compensation	10	6	4
Post-employments benefits	—	—	—
Termination benefits	—	—	1
Employer social contribution	1	1	1
Total	21	17	15